Summary of Significant Accounting Policies - Disclosure of impact on consolidated statement of comprehensive loss by adoption of IFRS 16 (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of voluntary change in accounting policy [line items]
Depreciation expense	$ 163,292	$ 20,617	$ 18,538
Increase in interest on lease obligation	43,530
Total increase in expenses, decrease in net income and comprehensive income	7,922,144	$ 3,594,034	$ 3,520,753
IFRS 16, Leases [Member]
Disclosure of voluntary change in accounting policy [line items]
Depreciation expense	196,090
Increase in interest on lease obligation	43,530
Decrease in corporate and administrative expenses	(207,063)
Total increase in expenses, decrease in net income and comprehensive income	$ 32,557